Statement of Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-in Capital	Deficit accumulated During development stage
Beginning balance at Apr. 29, 2010
Beginning balance, Shares at Apr. 29, 2010
Common shares issued for cash at $0.01 Net (loss)	8,000	8,000
Common shares issued for cash at $0.01 Net (loss), Shares		8,000,000
Net (loss)	(133)			(133)
Ending balance at Jul. 31, 2010	7,867	8,000		(133)
Ending balance, Shares at Jul. 31, 2010		8,000,000
Common shares issued for cash at $0.01 Net (loss)	24,000	2,400	21,600
Common shares issued for cash at $0.01 Net (loss), Shares		2,400,000
Net (loss)	(19,032)			(19,032)
Ending balance at Jul. 31, 2011	$ 12,835	$ 10,400	$ 21,600	$ (19,165)
Ending balance, Shares at Jul. 31, 2011		10,400,000